PROPERTY AND EQUIPMENT (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets	₽ 26,674		₽ 18,058		$ 379.2
Total	231,999		182,519		3,298.3
Less: accumulated depreciation	(104,293)		(84,194)		(1,482.7)
Total property and equipment, net	127,706		98,325		1,815.6
Depreciation expenses related to property and equipment	23,243	$ 330.4	18,162	₽ 13,862
Servers and network equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	98,446		90,566		1,399.6
Land, land rights and buildings
PROPERTY AND EQUIPMENT
Property and equipment, at cost	19,096		18,893		271.5
Infrastructure systems
PROPERTY AND EQUIPMENT
Property and equipment, at cost	19,120		16,633		271.8
Office furniture and equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	11,923		9,180		169.5
Other equipment
PROPERTY AND EQUIPMENT
Property and equipment, at cost	10,063		7,387		143.1
Leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, at cost	4,507		3,284		64.1
Assets not yet in use
PROPERTY AND EQUIPMENT
Property and equipment, at cost	42,170		18,518		599.5
Leasehold improvements assets not yet in use
PROPERTY AND EQUIPMENT
Property and equipment, at cost	₽ 364		₽ 325		$ 5.2